Financial risk management	12 Months Ended
Dec. 31, 2022
Disclosure of financial risk management [Abstract]
Financial risk management

4.	Financial risk management
(a) Overview
(a) Overview
Shinhan Financial Group Co., Ltd. (collectively the “Group”) manages various risks that may be arisen by each business sector and the major risks to which the Group is exposed include credit risk, market risk, interest rate risk, and liquidity risk. These risks are recognized, measured, controlled and reported in accordance with risk management guidelines established at the controlling company level and at the subsidiary level.
i) Risk management principles
The risk management principles of the Group are as follows:

•	All business activities take into account the balance of risks and profits within a predetermined risk trend.

•	The controlling company shall present the Group Risk Management Model Standards and supervise their compliance, and have responsibility and authority for group-level monitoring.

•	Operate a risk-related decision-making system that enhances management’s involvement.

•	Organize and operate risk management organizations independent of the business sector.

•	Operate a performance management system that clearly considers risks when making business decisions.

•	Aim for preemptive and practical risk management functions.

•	Share a cautious view to prepare for possible deterioration of the situation.
ii) Risk management organization
The basic policies and strategies for risk management of the Group are established by the Risk Management Committee (collectively the “Group Risk Management Committee”) within the controlling company’s Board of Directors. The Group’s Chief Risk Management Officer (CRO) assists the Group Risk Management Committee and consults the risk policies and strategies of the group and each subsidiary through the Group Risk Council, which includes the
CRO
of each subsidiary. The subsidiary implements the risk policies and strategies of the Group through each company’s risk management committee, risk-related committee, and risk management organization, and consistently establishes and implements the detailed risk policies and strategies of the subsidiary. The risk management team of the controlling company assists the Group’s chief risk management officer for risk management and supervision.
Shinhan Financial Group has a hierarchical limit system to manage the risks of the Group to an appropriate level. The Group Risk Management Committee sets the risk limits that can be assumed by the Group and its subsidiaries, while the Risk Management Committee and the Committee of each subsidiary set and manage detailed risk limits by risk, department, desk and product types.

①	Group Risk Management Committee
The Group established the risk management system for the Group and each of its subsidiaries, and comprehensively manages group risk-related matters such as establishing risk policies, limits, and approvals. The Committee consists of directors of the Group.

The resolution of the Committee is as follows:

•	Establish risk management basic policy in line with management strategy

•	Determine the level of risk that can be assumed by the Group and each subsidiary

•	Approve appropriate investment limit or loss allowance limit

•	Enact and amend the Group Risk Management Regulations and the Group Risk Council Regulations

•	Matters concerning risk management organization structure and division of duties

•	Matters concerning the operation of the risk management system

•	Matters concerning the establishment of various limits and approval of limits

•	Make decisions on approval of the FSS’s internal rating law for non-retail and retail credit rating systems

•	Matters concerning risk disclosure policy

•	Analysis of crisis situation, related capital management plan and financing plan

•	Matters deemed necessary by the board of directors

•	Materials required by external regulations such as the Financial Services Commission and other regulations and guidelines

•	Matters deemed necessary by the Chairman
The resolution of the Group Risk Management Committee is reported to the Board of Directors.

②	Group Risk Management Council
In order to maintain the Group’s risk policy and strategy consistently, the Group decides what is necessary to discuss the risks of the Group and to carry out the policies set by the Group Risk Management Committee. The members are chaired by the group’s risk management officer and consist of the risk management officers of major subsidiaries.
iii) Group Risk Management System

①	Management of the risk capital
Risk capital refers to the capital required to compensate for the potential loss (risk) if it is actually realized. Risk capital management refers to the management of the risk assets considering its risk appetite, which is a datum point on the level of risk burden compared to available capital, so as to maintain the risk capital at an appropriate level. The Group and subsidiaries establish and operate a risk planning process to reflect the risk plan in advance when establishing financial and business plans for risk capital management, and establish a risk limit management system to control risk to an appropriate level.

②	Risk Monitoring
In order to proactively manage risks by periodically identifying risk factors that can affect the group’s business environment, the Group has established a multi-dimensional risk monitoring system. Each subsidiary is required to report to the Group on key issues that affect risk management at the group level. The Group prepares weekly, monthly and occasional monitoring reports to report to Group management including the CRO.
In addition, the Risk Dash Board is operated to derive abnormal symptoms through three-dimensional monitoring of major portfolios, increased risks, and external environmental changes of assets for each subsidiary. If necessary, the Group takes preemptive risk management to establish and implement countermeasures.

③	Risk Reviewing
When conducting new product new business and major policy changes, risk factors are reviewed by using a pre-defined
checklist to prevent indiscriminate promotion of business that is not easy to judge risk and to support rational decision making. The subsidiary’s risk management department conducts a preliminary review and post-monitoring process on products, services, and projects to be pursued in the business division. In case of matters that are linked or jointly promoted with other subsidiaries, the risk reviews are carried out after prior-consultation with the risk management department of the Group.

④	Risk management
The Group maintains a group wide risk management system to detect the signals of any risk crisis preemptively and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for three levels of contingencies, namely, ‘alert’, ‘imminent crisis’ and ‘crisis’ determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group-wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk
Credit risk is the risk of potential economic loss that may be caused if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and is the largest risk which the Group is facing. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on balance sheets, but also off-balance-sheet
transactions such as guarantees, loan commitments and derivative transactions.
Shinhan Bank’s basic policy on credit risk management is determined by the Risk Policy Committee. The Risk Policy Committee consists of the chairman of the CRO, the Chief Credit Officer (CCO), the head of the business group, and the head of the risk management department, and decides the credit risk management plan and the direction of the loan policy for the entire bank. Apart from the Risk Policy Committee, the Credit Review Committee is established to separate credit monitoring, such as large loans and limit approval, and is composed of chairman, the CCO, CRO and the head of the group in charge of the credit-related business group, the head of the credit planning department, and the senior examination team to enhance the credit quality of the loan and profitability of operation.
Shinhan Bank’s credit risk management includes processes such as credit evaluation, credit monitoring, and credit supervision, and credit risk measurement of counterparties and limit management processes and credit risk measurements for portfolios. All loan customers of Shinhan Bank are evaluated and managed with credit ratings. Retail customers are evaluated by summing up the information of personal information the bank’s internal information and external credit information, and the corporate customers are evaluated by considering financial and non-financial
items such as industrial risk, operating risk, and management risk. The evaluated credit rating is used for credit approval, limit management, pricing, credit loss provisioning, etc., and is the basis for credit risk management. The credit evaluation system is divided into an evaluation system for retail customers, a SOHO evaluation system, and an evaluation system for corporate customers. It is subdivided and refined by each model to reflect the Basel III requirements. The corporate credit decision is based on a collective decision-making system, making objective and prudent decisions. In the case of a general credit of loans, the credit is approved based on the consultation between branch’s RM (Relationship Manager) and loan officers of each business division’s headquarters. In the case of a large or important credit, the credit is approved by the review council. In particular, the Credit Deliberation Committee, the highest decision-making body of the loan, reviews for important loans such as large loans. Credits for retail customers are monitored by an automated credit scoring systems (CSS) based on objective statistical methods and bank credit policies.
The Bank operates a regular monitoring system for the regular management of individual loans. The loan officers and RM evaluate the adequacy of the result of the loan review by automatically searching for anticipated insolvent companies among business loan partners, and if necessary, the credit rating of the corporate is requested of an adjustment. In accordance with these procedures, the corporate customers are classified as an early warning company, an observation company, and a normal company, and then are managed differently according to the management guidelines for each risk stage, thereby preventing the insolvency of the loan at an early stage. The financial analysis support system affiliated with a professional credit rating agency supports credit screening and management, and the credit planning department calculates and manages industrial grades, and analyzes and provides industry trends and company information. In order to control the credit risk for the credit portfolio to an appropriate level, credit VaR limits are set and managed for each business and business sector, and to prepare for the credit risk caused by biased exposure to specific sectors, the Group sets and manages exposure limits for each sector by the party, industry, country, etc.
Shinhan Card’s basic policy on credit risk is determined by the Risk Management Committee. The Risk Management Committee consists of the Risk Management Officer (CRO) as the chairperson, and is composed of the heads of each business division and supporting division, and the heads of related departments. Apart from the RMC, a credit committee in charge of monitoring corporate credits and other important credits over a certain amount has been established to separate credit policy decisions from credit monitoring.
Shinhan Card’s credit rating system is divided into ASS(Application Scoring System) and BSS(Behavior Scoring System). Unless a customer fall under “rejections due to policy” (such circumstances include delinquency of other credit card companies) and his/her credit rating is above a certain rate, an application of AS is approved. There is a separate screening criterion for credit card customers, who has maintained its relationship with Shinhan Financial Group for a long-term and has a good credit history. In addition, the elements of credit ratings are used as the basis for setting limits when issuing cards. The BSS, which is recalculated monthly, predicts the delinquency probability of cardholders, and utilizes it to monitor members and monitor portfolio risk.

i) Techniques, assumptions and input variables used to measure impairment
i-1)
Determining significant increases in credit risk since initial recognition
At the end of each reporting period, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses.
To make the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, and is indicative of significant increases in credit risk since initial recognition. Information includes the default experience data held by the Group and analysis by an internal credit rating expert.
i-1-1)
Measuring the risk of default
The Group assigns an internal credit risk rating to each individual exposure based on observable data and historical experiences that have been found to have a reasonable correlation with the risk of default. The internal credit risk rating is determined by considering both qualitative and quantitative factors that indicate the risk of default, which may vary depending on the nature of the exposure and the type of borrower.
i-1-2)
Measuring term structure of probability of default
Internal credit risk rating is the main variable inputs to determine the duration structure for the risk of default. The Group accumulates information after analyzing the information regarding exposure to credit risk and default information by the type of product and borrower and results of internal credit risk assessment. For some portfolios, the Group uses information obtained from external credit rating agencies when performing these analyses.
The Group applies statistical techniques to estimate the probability of default for the remaining life of the exposure from the accumulated data and to estimate changes in the estimated probability of default over time.

i-1-3)
Significant increases in credit risk
The Group uses the indicators defined as per portfolio to determine the significant increase in credit risk and such indicators generally consist of changes in the risk of default estimated from changes in the internal credit risk rating, qualitative factors, days of delinquency, and others. The method used to determine whether credit risk of financial instruments has significantly increased after the initial recognitions is summarized as follows:

Corporate exposures	Retail exposures	Card exposures
Significant change in credit ratings	Significant change in credit ratings	Significant change in credit ratings

Continued past due more than 30 days	Continued past due more than 30 days	Continued past due more than 7 days(personal card)

Loan classification of precautionary or below	Loan classification of precautionary or below	Loan classification of precautionary or below

Borrower with early warning signals	Borrower with early warning signals	Specific delinquent pool segment

Negative net assets	Specific pool segment

Adverse audit opinion or disclaimer of opinion	Collective loans for housing for which the constructors are insolvent

Interest coverage ratio below 1 for a consecutive period of three years or negative cash flows from operating activities for a consecutive period of two years	Loans with identified indicators for significant increases in other credit risk

Loans with identified indicators for significant increases in other credit risk
The Group assumes that the credit risk of the financial instrument has been increased significantly since initial recognition if a specific exposure is past due more than 30 days (except, for a specific portfolio if it is past due more than 7 days). The Group counts the number of days past due from the earliest date on which the Group fails to fully receive the contractual payments from the borrower, and does not take into account the grace period granted to the borrower.
The Group regularly reviews the criteria for determining if there have been significant increases in credit risk from the following perspective:

•	A significant increase in credit risk shall be identified prior to the occurrence of default.

•	The criteria established to judge the significant increase in credit risk shall have a more predictive power than the criteria for days of delinquency.
i-2)
Modified financial assets
If the contractual cash flows on a financial asset have been modified through renegotiation and the financial asset is not derecognized, the Group assesses whether there has been a significant increase in the credit risk of the financial instrument by comparing the risk of a default occurring at initial recognition based on the original, unmodified contractual terms and the risk of a default occurring at the reporting date based on the modified contractual terms.
The Group may adjust the contractual cash flows of loans to customers who are in financial difficulties in order to manage the risk of default and enhance the collectability (hereinafter referred to as ‘debt restructuring’). These adjustments generally involve extension of maturity, changes in interest payment schedule, and changes in other contractual terms.
Debt restructuring is a qualitative indicator of a significant increase in credit risk and the Group recognizes lifetime expected credit losses for the exposure expected to be the subject of such adjustments. If a borrower faithfully makes payments of contractual cash flows that are modified in accordance with the debt restructuring or if the borrower’s internal credit rating has recovered to the level prior to the recognition of the lifetime expected credit losses, the Group recognizes the
12-month
expected credit losses for that exposure again.
i-3)
Risk of default
The Group considers a financial asset to be in default if it meets one or more of the following conditions:

•	If a borrower is overdue 90 days or more from the contractual payment date,

•	If the Group judges that it is not possible to recover principal and interest without enforcing the collateral on a financial asset
The Group uses the following indicators when determining whether a borrower is in default:

•	Qualitative factors (e.g. breach of contractual terms),

•
Quantitative factors (e.g. if the same borrower does not perform more than one payment obligations to the Group, the number of days past due per payment obligation. However, in the case of a specific portfolio, the Group uses the number of days past due for each financial instrument),

•	Internal observation data and external data
The definition of default applied by the Group generally conforms to the definition of default defined for regulatory capital management purposes; however, depending on the situations, the information used to determine whether a default has occurred and the extent thereof may vary.
i-4)
Reflection of forward-looking information
The Group reflects future forward-looking information presented by a group of internal experts based on various information when measuring expected credit losses. The Group utilizes economic forecasts disclosed by domestic and foreign research institutes, governments, and public institutions to predict forward-looking information.
The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.
The Group analyzed the data experienced in the past, derived correlations between major macroeconomic variables and credit risks required for predicting credit risk and credit loss for each portfolio, and then reflected future forecast information through regression estimation. To reflect the
COVID-1
9
economic situation, the Group has reviewed the 3 scenarios of upside, central and downside to reflect the final forward-looking information. For the years ended December 31, 2021 and 2022, macroeconomic variables used by the Group are as follows for each scenario.
<December, 31, 2021>
① Upside scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2),(*3)	2022 (*2),(*3)
			1Q	2Q	3Q	4Q

GDP growth rate(YoY %)	(-)	4.1	3.0	3.1	3.8	3.7
Private consumption index(YoY %)	(-)	6.3	5.1	2.5	3.7	3.8
Facility investment growth rate(YoY %)	(-)	4.1	0.5	1.2	5.0	5.1
Consumer price index growth rate(%)	(-)	3.6	2.6	2.4	2.0	2.0
Balance on current account( 100 million dollars)	(-)	202.0	230.0	200.0	220.0	230.0
Government bond 3y yields(%)	—	1.87	1.90	1.90	2.00	2.00
② Central scenario
Major variables(*1)	Correlation between credit risks	2021.4Q (*2),(*3)	2022 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	2.3	2.4	3.0	3.4
Private consumption index(YoY %)	(-)	6.3	4.4	1.8	2.9	3.5
Facility investment growth rate(YoY %)	(-)	4.1	0.2	0.8	4.5	4.9
Consumer price index growth rate(%)	(-)	3.6	2.7	2.5	2.2	2.0
Balance on current account( 100 million dollars)	(-)	202.0	220.0	180.0	200.0	220.0
Government bond 3y yields(%)	—	1.87	1.80	1.80	1.90	1.90
③ Downside scenario
Major variables(*1)	Correlation between credit risks	2021.4Q (*2),(*3)	2022 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	1.3	1.3	1.8	3.1
Private consumption index(YoY %)	(-)	6.3	3.4	0.7	1.8	3.1
Facility investment growth rate(YoY %)	(-)	4.1	(0.5)	0.3	4.3	4.5
Consumer price index growth rate(%)	(-)	3.6	3.2	3.0	3.0	2.8
Balance on current account( 100 million dollars)	(-)	202.0	200.0	170.0	180.0	200.0
Government bond 3y yields(%)	—	1.87	2.00	2.00	2.20	2.40

(*1)
Shinhan Bank applied the GDP growth rate and private consumption index as the major variables. In addition, Shinhan Card applied the GDP growth rate, facility investment growth rate, consumer price index growth rate, and balance on current account as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

<December, 31, 2022>
① Upside scenario

Major variables(*1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	1.4	1.6	1.7	2.5	3.9
Private consumption index(YoY %)	(-)	3.6	4.9	2.8	2.1	3.6
Facility investment growth rate(YoY %)	(-)	6.6	1.5	2.0	(4.2)	5.3
Consumer price index growth rate(%)	(+)	5.3	5.0	4.0	3.4	3.0
Balance on current account(100 million dollars)	(-)	15.0	30.0	40.0	80.0	100.0
Government bond 3y yields(%)	—	3.9	3.7	4.0	4.0	4.0
② Central scenario
Major variables(*1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	1.4	0.4	0.5	1.2	3.7
Private consumption index(YoY %)	(-)	3.6	3.8	1.5	0.6	2.8
Facility investment growth rate(YoY %)	(-)	6.6	0.8	1.0	(5.3)	4.6
Consumer price index growth rate(%)	(+)	5.3	5.3	4.4	3.8	3.4
Balance on current account(100 million dollars)	(-)	15.0	20.0	30.0	60.0	80.0
Government bond 3y yields(%)	—	3.9	4.0	4.2	4.2	4.2
③ Downside scenario
Major variables(*1)	Correlation between credit risks	2022.4Q (*2),(*3)	2023 (*2),(*3)
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	1.4	(0.4)	(0.5)	(0.1)	2.9
Private consumption index(YoY %)	(-)	3.6	2.9	0.3	(0.8)	1.9
Facility investment growth rate(YoY %)	(-)	6.6	0.2	0.3	(6.4)	3.4
Consumer price index growth rate(%)	(+)	5.3	5.7	4.8	4.4	3.8
Balance on current account(100 million dollars)	(-)	15.0	10.0	20.0	40.0	60.0
Government bond 3y yields(%)	—	3.9	4.3	4.6	4.6	4.6

④ Worst scenario

Major variables(*1)	Correlation between credit risks	Economic Crisis for 1 year(*4)

GDP growth rate(YoY %)	(-)	(5.1)
Private consumption index(YoY %)	(-)	(11.9)
Facility investment growth rate(YoY %)	(-)	(38.6)
Consumer price index growth rate(%)	(+)	7.5
Balance on current account(100 million dollars)	(-)	401.1
Government bond 3y yields(%)	—	4.4

(*1)
As a result of examining the correlation between each variable, Shinhan Bank applied the GDP growth rate and private consumption index increase rate, etc. as the major variables to reflect the final forward-looking information, while, Shinhan Card applied the GDP growth rate, facility investment change rate, and current account balance, etc. as the major variables. In addition to the table above, the Group has selected unemployment rate and KOSPI forecasts.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

(*4)	Shinhan Bank and Jeju Bank reviewed and reflected the Worst scenario (during the foreign exchange crisis) in addition to the three scenarios of Upside, Central and Downside.
The predicted correlations between the macroeconomic variables and the risk of default, used by the Group, are derived based on long-term data over the past ten years.
The recent historical default rate is an important reference when estimating the default rate in consideration of the future economic outlook. Economic indicators have worsened since 2020 due to the economic contraction caused by the
COVID-19.
However, the historical default rate of the Group’s has remained stable because of various government support in response to the
COVID-19.
The Group manages the credit risk through classifying borrowers in moratorium of interest payments and moratorium of repayment that is one of the financial relief programs into Stage2 to reflect the impact of potential insolvency.
The Group has considered multiple economic scenarios in applying forward-looking information to measure the expected credit losses. Assuming a 100% weighting of Upside, Central, and Downside scenarios, the sensitivity to the Group’s provision for expected credit loss is not significant.
i-5)
Measurement of expected credit losses
Key variables used in measuring expected credit losses are as follows:

•	Probability of default (“PD”)

•	Loss given default (“LGD”)

•	Exposure at default (“EAD”)
These variables have been estimated from historical experience data by using the statistical techniques developed internally by the Group and have been adjusted to reflect forward-looking information.

Estimates of PD over a specified period are estimated by reflecting characteristics of counterparties and their exposure, based on a statistical model at a specific point of time. The Group uses its own information to develop a statistical credit assessment model used for the estimation, and additional information observed in the market is considered for some portfolios such as a group of large corporates. When a counterparty or exposure is concentrated in specific grades, the method of measuring PD for those grades would be adjusted, and the PD by grade is estimated by considering contract expiration of the exposure.
LGD refers to the expected loss if a borrower defaults. The Group calculates LGD based on the experience recovery rate measured from past default exposures. The model for measuring LGD is developed to reflect type of collateral, seniority of collateral, type of borrower, and cost of recovery. In particular, LGD for retail loan products uses loan to value (LTV) as a key variable. The recovery rate reflected in the LGD calculation is based on the present value of recovery amount, discounted at the effective interest rate.
EAD refers to the expected exposure at the time of default. The Group derives EAD reflecting a rate at which the current exposure is expected to be used additionally up to the point of default within the contractual limit. EAD of financial assets is equal to the total carrying value of the asset, and EAD of loan commitments or financial guarantee contracts is calculated as the sum of the amount expected to be used in the future.
In measuring expected credit losses on financial assets, the Group uses the contractual maturity as the period subject to expected credit loss measurement. The contractual maturity is computed taking into account the extension right held by the borrower.
Risk factors of PD, LGD and EAD are collectively estimated according to the following criteria:

•	Type of products

•	Internal credit risk rating

•	Type of collateral

•	LTV

•	Industry that the borrower belongs to

•	Location of the borrower or collateral

•	Days of delinquency
The criteria classifying groups is periodically reviewed to maintain homogeneity of the group and adjusted if necessary. The Group uses external benchmark information to supplement internal information for a particular portfolio that did not have sufficient internal data accumulated from the past experience.
i-6)
Write-off
of financial assets
The Group writes off a portion of or entire loan or debt security that is not expected to receive its principal and interest. In general, the Group conducts write-off
when it is deemed that the borrower has no sufficient resources or income to repay the principal and interest. Such determination on write-off
is carried out in accordance with the internal rules of the Group and is carried out with the approval of an external institution, if necessary. Apart from write-off,
the Group may continue to exercise its right of collection under its own recovery policy even after the write-off
of financial assets.
ii) Maximum exposure to credit risk
Exposure to credit risk is the exposure related to due from banks, loans, investments in debt securities, derivative transactions, off-balance
sheet accounts such as loan commitment. The exposures of due from banks and loans are classified into government, bank, corporation or retail based on the exposure classification criteria of BASEL III credit risk weights, and the net carrying value, excluding provisions, is presented as the maximum amount that can be exposed by credit risk.
The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2021 and 2022 is as follows:

	2021		2022
Due from banks and loans at amortized cost (*1),(*3):
Banks	~~W~~	14,166,508	20,137,657
Retail		186,358,002	183,539,365
Government/Public sector/Central bank		15,251,465	15,481,390
Corporations		172,527,573	192,985,692
Card receivable		25,065,621	27,375,162

		413,369,169	439,519,266

Due from banks and loans at fair value through profit or loss(*3):
Banks		34,262	135,214
Corporations		1,683,344	2,280,081

		1,717,606	2,415,295

Securities at fair value through profit or loss		58,310,838	51,604,186
Securities at fair value through other comprehensive income		63,806,919	62,093,908
Securities at amortized cost(*1)		49,930,076	57,971,493
Derivative assets		3,799,189	6,461,796
Other financial assets(*1),(*2)		23,238,932	21,896,490
Guarantee contracts		16,745,707	18,226,546
Loan commitments and other credit liabilities		193,853,866	205,255,277

	~~W~~	824,772,302	865,444,257

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).

iii) The maximum amount of exposure to credit risk by type of collateral as of December, 31, 2021 and 2022 is as follows:

	2021
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired

Guarantee	~~W~~	61,890,908	8,354,723	214,589	70,460,220
Deposits and Savings		2,166,075	285,965	2,446	2,454,486
Property and equipment		1,560,567	416,545	20,162	1,997,274
Real estate		127,505,563	14,318,098	256,972	142,080,633
Securities		1,906,005	128,293	7	2,034,305
Others		5,035,546	—	5,495	5,041,041

Total	~~W~~	200,064,664	23,503,624	499,671	224,067,959

	2022
Classification	12 months Expected credit loss		Life time expected credit loss		Total
			Not impaired	Impaired
Guarantee	~~W~~	61,643,599	8,583,456	275,460	70,502,515
Deposits and Savings		2,814,723	287,890	4,348	3,106,961
Property and equipment		1,546,908	404,440	11,523	1,962,871
Real estate		136,154,296	17,439,371	317,213	153,910,880
Securities		2,325,294	243,734	159,040	2,728,068
Others		5,104,440	—	4,564	5,109,004

Total	~~W~~	209,589,260	26,958,891	772,148	237,320,299

iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2021 and 2022 are as follows:

	2021
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	10,793,973	3,278,144	112,254	434	—	14,184,805	(18,297)	14,166,508	133,618
Retail		169,313,467	7,015,361	7,900,192	2,127,173	581,534	186,937,727	(579,725)	186,358,002	126,988,030
Government/Public sector/ Central bank		14,531,532	710,527	17,433	257	—	15,259,749	(8,284)	15,251,465	9,000
Corporations		101,866,101	44,060,819	10,743,965	16,702,928	853,977	174,227,790	(1,700,217)	172,527,573	93,682,859
Card receivable		18,793,517	2,541,833	1,829,837	2,350,634	428,068	25,943,889	(878,268)	25,065,621	8,774

		315,298,590	57,606,684	20,603,681	21,181,426	1,863,579	416,553,960	(3,184,791)	413,369,169	220,822,281

Securities at fair value through other comprehensive income (*)		56,176,008	7,478,125	—	152,786	—	63,806,919	—	63,806,919	—
Securities at amortized cost		48,305,398	1,605,335	—	36,290	—	49,947,023	(16,947)	49,930,076	—

	~~W~~	419,779,996	66,690,144	20,603,681	21,370,502	1,863,579	530,307,902	(3,201,738)	527,106,164	220,822,281

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to  ~~W~~  37,486 million as of December 31, 2021.

	2022
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	15,883,274	4,166,423	111,593	177	—	20,161,467	(23,810)	20,137,657	42,418
Retail		165,886,703	6,846,625	8,544,051	2,340,393	709,935	184,327,707	(788,342)	183,539,365	129,278,429
Government/Public sector/ Central bank		14,401,434	1,071,236	15,755	557	—	15,488,982	(7,592)	15,481,390	9,000
Corporations		116,264,866	47,287,903	12,582,994	17,780,729	880,857	194,797,349	(1,811,657)	192,985,692	104,854,134
Card receivable		20,858,888	2,727,744	1,671,259	2,662,353	493,480	28,413,724	(1,038,562)	27,375,162	12,589

		333,295,165	62,099,931	22,925,652	22,784,209	2,084,272	443,189,229	(3,669,963)	439,519,266	234,196,570

Securities at fair value through other comprehensive income(*)		52,920,399	9,106,311	—	67,198	—	62,093,908	—	62,093,908	—
Securities at amortized cost		56,333,659	1,643,689	—	10,516	—	57,987,864	(16,371)	57,971,493	—

	~~W~~	442,549,223	72,849,931	22,925,652	22,861,923	2,084,272	563,271,001	(3,686,334)	559,584,667	234,196,570

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to  ~~W~~  33,108 million as of December 31, 2022.

v) Credit risk exposures per credit grade of
off-balance
items
Credit risk exposures per credit grade of
off-balance
items as of December 31, 2021 and 2022 are as follows:

	2021
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	12,671,376	3,434,615	—	16,105,991
Life time expected credit loss		342,224	205,179	—	547,403
Impaired		—	—	92,313	92,313

		13,013,600	3,639,794	92,313	16,745,707

Loan commitment and other credit line
12-month expected credit loss		160,307,100	23,370,613	—	183,677,713
Life time expected credit loss		7,406,324	2,759,057	—	10,165,381
Impaired		—	—	10,772	10,772

		167,713,424	26,129,670	10,772	193,853,866

	~~W~~	180,727,024	29,769,464	103,085	210,599,573

	2022
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts:
12-month expected credit loss	~~W~~	14,262,990	3,314,584	—	17,577,574
Life time expected credit loss		386,159	164,400	—	550,559
Impaired		—	—	98,413	98,413

		14,649,149	3,478,984	98,413	18,226,546

Loan commitment and other credit line
12-month expected credit loss		178,532,138	17,418,916	—	195,951,054
Life time expected credit loss		6,287,658	3,011,715	—	9,299,373
Impaired		—	—	4,850	4,850

		184,819,796	20,430,631	4,850	205,255,277

	~~W~~	199,468,945	23,909,615	103,263	223,481,823

vi) Credit qualities are classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Individuals	Probability of default below 2.25% for each pool	Probability of default 2.25% or above for each pool
Government/Public agency/Central bank	OECD sovereign credit rating of 6 or above	OECD sovereign credit rating of below 6
Banks and Corporations (Including credit card bond)	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+
Card receivables (Individuals)	Behavior scoring system of 7 grade or above	Behavior scoring system of below 7 grade

vii) Credit risk exposures per credit quality of derivative assets
Credit quality of derivative assets as of December 31, 2021 and 2022 are as follows:

	2021		2022
Grade 1	~~W~~	3,201,912	5,942,661
Grade 2		597,277	519,135

	~~W~~	3,799,189	6,461,796

(*)	Credit quality of derivative assets is classified based on the internal credit ratings.

viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2021 and 2022 are as follows:

	2021
Classification (*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	4,310,888	1,525,158	235,591	450,689	530,688	1,676,080	2,677,445	2,759,969	14,166,508
Retail		175,777,754	392,882	7,683	4,338,281	3,111	2,412,670	1,944,105	1,481,516	186,358,002
Government/Public sector/Central bank		11,807,591	796,405	—	1,279,012	217,773	248,301	462,308	440,075	15,251,465
Corporations		151,625,249	3,684,068	254,051	4,375,807	94,186	3,012,133	2,947,746	6,534,333	172,527,573
Card receivable		24,832,367	10,435	462	2,033	233	170,929	32,281	16,881	25,065,621

		368,353,849	6,408,948	497,787	10,445,822	845,991	7,520,113	8,063,885	11,232,774	413,369,169

Deposits and loans at FVTPL
Banks		—	34,262	—	—	—	—	—	—	34,262
Corporations		1,113,229	282,513	—	19,274	—	—	—	268,328	1,683,344

		1,113,229	316,775	—	19,274	—	—	—	268,328	1,717,606

Securities measured at FVTPL		53,942,627	2,359,478	255,023	91,766	19,048	27,613	76,107	1,539,176	58,310,838
Securities at FVOCI		59,353,250	1,871,526	164,340	250,768	52,199	120,884	679,527	1,314,425	63,806,919
Securities at amortized cost		46,896,258	777,546	—	244,149	—	902,377	80,041	1,029,705	49,930,076

	~~W~~	529,659,213	11,734,273	917,150	11,051,779	917,238	8,570,987	8,899,560	15,384,408	587,134,608

Off-balance accounts
Guarantees	~~W~~	15,451,432	156,225	4,690	28,725	13,374	382,307	617,574	91,380	16,745,707
Loan commitments and other liabilities related to credit		182,701,367	686,381	260,036	771,183	87,080	2,772,750	2,157,388	4,417,681	193,853,866

	~~W~~	198,152,799	842,606	264,726	799,908	100,454	3,155,057	2,774,962	4,509,061	210,599,573

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

	2022
Classification(*)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	5,956,111	2,259,951	765,128	879,022	675,370	1,793,330	3,861,678	3,947,067	20,137,657
Retail		171,780,848	403,445	8,199	4,357,325	3,716	3,183,424	2,030,305	1,772,103	183,539,365
Government/Public sector/Central bank		11,251,561	915,306	—	1,404,163	426,747	345,843	441,551	696,219	15,481,390
Corporations		170,961,934	3,687,701	451,254	5,152,628	105,205	3,228,817	2,694,661	6,703,492	192,985,692
Card receivable		27,065,988	11,017	428	2,291	286	236,095	38,416	20,641	27,375,162

		387,016,442	7,277,420	1,225,009	11,795,429	1,211,324	8,787,509	9,066,611	13,139,522	439,519,266

Deposits and loans at FVTPL
Banks		109,098	26,116	—	—	—	—	—	—	135,214
Corporations		1,510,976	285,107	82,172	17,829	—	—	—	383,997	2,280,081

		1,620,074	311,223	82,172	17,829	—	—	—	383,997	2,415,295

Securities measured at FVTPL		48,322,318	1,602,598	252,390	58,255	23,610	31,952	16,469	1,296,594	51,604,186
Securities at FVOCI		55,849,223	3,104,384	193,598	348,240	34,065	92,940	688,085	1,783,373	62,093,908
Securities at amortized cost		54,843,005	1,020,227	—	214,653	—	726,476	110,884	1,056,248	57,971,493

		547,651,062	13,315,852	1,753,169	12,434,406	1,268,999	9,638,877	9,882,049	17,659,734	613,604,148

Off-balance accounts
Guarantees		16,426,498	118,951	23,481	47,805	44,203	329,904	1,015,543	220,161	18,226,546
Loan commitments and other liabilities related to credit		194,236,727	1,312,830	317,335	550,116	42,230	1,816,773	2,548,483	4,430,783	205,255,277

	~~W~~	210,663,225	1,431,781	340,816	597,921	86,433	2,146,677	3,564,026	4,650,944	223,481,823

(*)	The following accounts are the net carrying value less provision for doubtful accounts.

ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2021 and 2022 is as follows:

	2021
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	13,447,829	—	—	—	—	—	718,679	—	14,166,508
Retail		—	—	—	—	—	—	—	186,358,002	186,358,002
Government/Public sector/Central bank		15,216,403	—	—	1,797	—	—	33,265	—	15,251,465
Corporations		13,384,083	53,134,572	21,167,564	41,106,836	3,727,338	6,544,166	33,463,014	—	172,527,573
Card receivable		51,123	252,973	228,900	46,896	45,568	29,713	1,899,301	22,511,147	25,065,621

		42,099,438	53,387,545	21,396,464	41,155,529	3,772,906	6,573,879	36,114,259	208,869,149	413,369,169

Due from banks and loans at FVTPL
Banks		34,262	—	—	—	—	—	—	—	34,262
Corporations		986,736	492,598	15,107	78,753	22,537	2,637	84,976	—	1,683,344

		1,020,998	492,598	15,107	78,753	22,537	2,637	84,976	—	1,717,606

Securities measured at FVTPL		33,769,892	3,248,846	1,169,038	773,687	299,972	152,341	18,897,062	—	58,310,838
Securities at FVOCI		27,034,695	3,529,756	523,631	775,967	1,144,998	30,928	30,766,944	—	63,806,919
Securities at amortized cost		10,309,318	—	—	1,074,393	1,249,070	—	37,297,295	—	49,930,076

		114,234,341	60,658,745	23,104,240	43,858,329	6,489,483	6,759,785	123,160,536	208,869,149	587,134,608

Off-balance accounts
Guarantees		2,308,627	8,124,340	3,469,001	350,591	207,691	151,653	2,132,267	1,537	16,745,707
Loan commitments and other liabilities related to credit		15,445,541	25,389,003	8,908,201	3,676,457	2,213,871	499,633	20,404,848	117,316,312	193,853,866

	~~W~~	17,754,168	33,513,343	12,377,202	4,027,048	2,421,562	651,286	22,537,115	117,317,849	210,599,573

(*)	The composition details by industry are net book value less allowances.

	2022
Classification (*)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	19,486,003	—	—	—	29,979	—	621,675	—	20,137,657
Retail		—	—	—	—	—	—	—	183,539,365	183,539,365
Government/Public sector/Central bank		15,422,776	—	—	1,296	—	—	57,318	—	15,481,390
Corporations		16,579,826	57,861,407	22,984,739	45,088,702	4,470,587	6,619,476	39,380,955	—	192,985,692
Card receivable		47,835	276,473	266,220	49,060	51,113	31,333	1,084,143	25,568,985	27,375,162

		51,536,440	58,137,880	23,250,959	45,139,058	4,551,679	6,650,809	41,144,091	209,108,350	439,519,266

Due from banks and loans at FVTPL
Banks		26,115	—	—	69,533	—	—	39,566	—	135,214
Corporations		1,287,647	615,693	94,393	154,329	68,460	—	59,559	—	2,280,081

		1,313,762	615,693	94,393	223,862	68,460	—	99,125	—	2,415,295

Securities measured at FVTPL		29,194,048	1,962,916	1,018,407	1,039,955	247,657	89,394	18,051,809	—	51,604,186
Securities at FVOCI		25,383,957	2,917,059	602,196	780,751	883,115	38,704	31,488,126	—	62,093,908
Securities at amortized cost		14,169,681	9,931	—	1,090,606	1,357,949	—	41,343,326	—	57,971,493

		121,597,888	63,643,479	24,965,955	48,274,232	7,108,860	6,778,907	132,126,477	209,108,350	613,604,148

Off-balance accounts
Guarantees		2,444,168	8,998,689	3,403,653	115,912	224,439	112,755	2,576,924	350,006	18,226,546
Loan commitments and other liabilities related to credit		17,871,585	28,414,045	10,535,492	3,918,854	2,242,493	462,976	15,669,405	126,140,427	205,255,277

	~~W~~	20,315,753	37,412,734	13,939,145	4,034,766	2,466,932	575,731	18,246,329	126,490,433	223,481,823

(*) The composition details by industry are net book value less allowances.

(c)	Market risk
i) Market risk management from trading positions
i-1)
Concept of Market risk
Market risk is defined as the risk of loss of trading account position of financial institutions due to changes on market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks.
i-2)
Market Risk Management Method
The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risk within a certain level. To this end, the Group sets and operates VaR limits, investment limits, position limits, sensitivity limits, and loss limits from the portfolio to individual desks. These limits are managed daily by the department in charge of risk management, independent from the operating department.
Trading positions refer to securities, foreign exchange positions, and derivative financial instruments held for the purpose of obtaining short-term trading gains. As a method of measuring market risk, VaR (Value at Risk) is typical, and it is a statistical measurement of the potential maximum loss that can occur due to changes in market conditions. VaR calculates the standard method market risk using the Group Market Risk Measurement System (TRMS), and Shinhan Bank and Shinhan Financial Investment use their own internal model market risk calculation system.
Stress tests are conducted to supplement risk measurement by statistical methods and to manage losses that may arise from rapid changes in the economic environment.
Shinhan Bank measures the market risk of linear products, such as stocks and bonds, as well as non-linear
products, such as options by applying historical simulation method of 99% confidence level-based VaR. Trading position data is automatically interfaced into management system, and the system conducts VaR measurement and manages the limit. In addition, the Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.
Shinhan Securities measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear
products, such as options, in details. In addition to the VaR limit, the Shinhan Securities sets and manages issuance and transaction limit, and stop-loss limit for each department.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2021 and 2022 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	587,482	625,298	557,622	576,515
Stock price risk		209,101	231,137	179,415	219,900
Foreign exchange risk		274,140	301,271	245,232	299,909
Commodity risk		8,544	9,571	8,043	8,043
Option volatility risk		16,404	30,244	1,269	19,032

	~~W~~	1,095,671	1,197,521	991,581	1,123,399

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	485,531	526,936	447,425	447,425
Stock price risk		217,845	242,341	196,879	242,341
Foreign exchange risk		334,543	374,984	293,437	344,415
Commodity risk		11,624	14,309	9,213	9,213
Option volatility risk		64,208	71,811	43,374	70,770

	~~W~~	1,113,751	1,230,381	990,328	1,114,164

i-3)
Shinhan Bank
The analyses of the
ten-day
99% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	28,749	55,773	17,537	28,030
Stock price risk		11,583	21,340	3,850	19,618
Foreign exchange risk (*)		159,165	185,514	136,936	161,978
Option volatility risk		162	368	29	60
Commodity risk		11	151	—	8
Portfolio diversification effect		(25,023)	(52,611)	(13,207)	(17,470)

	~~W~~	174,647	210,535	145,145	192,224

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	44,719	64,628	24,322	53,777
Stock price risk		20,303	24,879	13,443	21,659
Foreign exchange risk (*)		191,013	262,319	161,760	252,453
Option volatility risk		84	211	25	110
Commodity risk		13	193	—	27
Portfolio diversification effect		(33,760)	(77,335)	(10,872)	(62,957)

	~~W~~	222,372	274,895	188,678	265,069

(*)	Both trading and non-trading accounts are included.
i-4)
Shinhan Card
The analyses of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2021 and 2022, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk(*)	~~W~~	1,996	2,350	1,700	1,700

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk(*)	~~W~~	1,784	2,401	1,650	1,801

(*)	Foreign subsidiaries are excluded from the calculation.
i-5)
Shinhan Securities
The analyses of the
ten-day
99.9
% confidence level-based VaR for managing market risk for trading positions of Shinhan Securities as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	21,079	35,503	7,724	27,207
Stock price risk		31,668	62,315	15,856	33,295
Foreign exchange risk		24,354	43,826	2,548	28,594
Option volatility risk		49,345	96,355	31,155	79,589
Portfolio diversification effect		(47,759)	(104,149)	(7,380)	(58,241)

	~~W~~	78,687	133,850	49,903	110,444

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	30,003	44,131	17,123	39,578
Stock price risk		36,100	63,956	14,507	25,762
Foreign exchange risk		31,709	63,480	13,452	63,480
Option volatility risk		70,021	103,928	40,806	43,102
Portfolio diversification effect		(64,641)	(147,826)	(9,066)	(74,885)

	~~W~~	103,192	127,669	76,822	97,037

i-6)
Shinhan Life Insurance
The analyses of the
ten-day
99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	4,161	9,262	457	1,259
Stock price risk		8,938	15,009	1,909	6,303
Foreign exchange risk		7,680	13,746	481	11,404
Option volatility risk		1,252	2,828	26	47

	~~W~~	22,031	40,845	2,873	19,013

	2022
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	3,412	6,756	1,253	3,415
Stock price risk		9,441	11,034	6,206	9,505
Foreign exchange risk		13,403	30,111	818	23,286
Option volatility risk		179	493	11	494

	~~W~~	26,435	48,394	8,288	36,700

ii) Interest rate risk management from
non-trading
positions
ii-1)
Principle
Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. The Group manages changes in net interest income or net asset value that occur due to changes in interest rates by early predicting the factors of interest rate risk fluctuation related to the Group’s net interest income and net asset value through the interest rate risk management.
ii-2)
Managements
Shinhan Financial Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.

One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net interest income calculation for the immediately following one-year
period, in each case, as a result of negative movements in interest rates.
The precision of risk management system differs by each subsidiary. Interest rate VaR and interest rate EaR are measured by internal method or IRRBB (Interest Rate Risk In The Banking Book), and interest rate risk limits are set and monitored based on the interest rate VaR. In accordance with the amendments in Regulations for Supervision of Financial Holding Companies, the Group measures the interest rate risk using the Basel III based IRRBB, which measures the interest rate risk more precisely than the existing BIS standard framework by segmenting maturities of interest rates, reflecting customer behavior models and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate EaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario is applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB (e.g. (KRW) Parallel ± 300bp, Short Term ± 400bp, Long Term ± 200bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 150bp). In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as Δ EVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.
Since impacts of each subsidiary on changes of interest rates are differentiated by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.
In particular, through its ALM (Asset and Liability Management) system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and NPV (Net Present Value) and NII (Net Interest Income) simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate EaR (Earnings at Risk) limits and interest rate gap ratio limits.
The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2021 and 2022 are as follows:
ii-3)
Shinhan Bank

	2021		2022
ΔEVE (*1)	~~W~~	774,352	1,046,136
ΔNII (*2)		96,145	599,941
ii-4)
Shinhan Card

	2021		2022
ΔEVE (*1)	~~W~~	831,361	1,249,597
ΔNII (*2)		672,303	693,911

ii-5)
Shinhan Securities

	2021		2022
ΔEVE (*1)	~~W~~	186,587	212,135
ΔNII (*2)		187,548	95,076
ii-6)
Shinhan Life Insurance

	2021		2022
ΔEVE (*1)	~~W~~	2,751,977	2,353,230
ΔNII (*2)		84,812	62,923

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.
iii) Foreign exchange risk
Exposure to foreign exchange risk can be defined as the difference (net position) between assets and liabilities presented in foreign currency, including derivative financial instruments linked to foreign exchange rate. Foreign exchange risk is a factor that causes market risk of the trading position and is managed by the Group under the market risk management system.
The management of Shinhan Bank’s foreign exchange position is centralized at the S&T Center. Dealers in the S&T Center manage Shinhan Bank’s overall position within the set limits through spot trading, forward contracts, currency options, futures and swaps and foreign exchange swaps. Shinhan Bank sets a limit for net open positions by currency and the limits for currencies other than the U.S. dollars (USD), Japanese yen (JPY), Euros (EUR) and Chinese yuan (CNY) are set in order to minimize exposures from the other foreign exchange trading.

Foreign currency denominated assets and liabilities as of December 31, 2021 and 2022 are as follows:

	2021
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,958,621	1,878,286	479,644	700,378	3,630,253	11,647,182
Due from banks at FVTPL		34,262	—	—	—	—	34,262
Loans at FVTPL		534,098	—	—	—	—	534,098
Loan at amortized cost		24,443,325	9,901,710	975,680	5,090,928	10,093,297	50,504,940
Securities at FVTPL		5,417,837	15,557	577,157	233	553,519	6,564,303
Derivative assets		863,223	526	10,440	1,429	33,576	909,194
Securities at FVOCI		4,264,191	162,023	240,705	397,010	998,246	6,062,175
Securities at amortized cost		1,306,357	241,232	69,282	80,133	1,812,470	3,509,474
Other financial assets		4,347,761	242,919	324,886	173,906	927,110	6,016,582

	~~W~~	46,169,675	12,442,253	2,677,794	6,444,017	18,048,471	85,782,210

Liabilities:
Deposits	~~W~~	20,060,092	10,642,720	1,376,168	4,820,793	9,766,248	46,666,021
Financial liabilities at FVTPL		7,114	—	—	—	581,458	588,572
Derivative liabilities		496,616	418	12,042	1,712	13,642	524,430
Borrowings		7,518,545	940,877	181,027	463,098	931,802	10,035,349
Debt securities issued		8,887,807	137,022	892,220	—	982,736	10,899,785
Financial liabilities designated at FVTPL		1,553,683	—	—	—	—	1,553,683
Other financial liabilities		3,806,778	116,544	195,387	551,976	1,112,455	5,783,140

	~~W~~	42,330,635	11,837,581	2,656,844	5,837,579	13,388,341	76,050,980

Net domestic and foreign currency exposure	~~W~~	3,839,040	604,672	20,950	606,438	4,660,130	9,731,230
Off-balance derivative exposure		(419,387)	(62,614)	325,000	(95,526)	(2,113,543)	(2,366,070)

Net foreign currency exposure	~~W~~	3,419,653	542,058	345,950	510,912	2,546,587	7,365,160

	2022
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	6,905,793	2,071,000	263,746	715,471	4,848,097	14,804,107
Due from banks at FVTPL		26,116	—	—	—	—	26,116
Loans at FVTPL		291,678	—	239,520	—	—	531,198
Loan at amortized cost		29,077,790	10,608,558	1,735,218	5,021,722	10,639,672	57,082,960
Securities at FVTPL		4,569,547	4,894	718,381	425	362,497	5,655,744
Derivative assets		1,476,251	2,585	33,613	4,598	33,866	1,550,913
Securities at FVOCI		5,911,909	180,352	287,774	498,367	1,191,984	8,070,386
Securities at amortized cost		1,442,437	203,102	96,701	110,997	1,705,337	3,558,574
Other financial assets		3,471,591	597,067	563,242	344,126	1,555,264	6,531,290

	~~W~~	53,173,112	13,667,558	3,938,195	6,695,706	20,336,717	97,811,288

Liabilities:
Deposits	~~W~~	25,719,297	11,812,723	1,633,007	5,035,481	11,769,661	55,970,169
Financial liabilities at FVTPL		10,038	—	—	—	422,006	432,044
Derivative liabilities		1,345,476	1,899	59,206	3,074	77,662	1,487,317
Borrowings		9,976,462	1,349,529	182,926	85,862	1,226,389	12,821,168
Debt securities issued		10,774,062	352,677	675,600	108,864	1,495,991	13,407,194
Financial liabilities designated at FVTPL		1,077,789	—	—	—	—	1,077,789
Other financial liabilities		4,282,674	259,683	621,770	889,138	1,520,382	7,573,647

	~~W~~	53,185,798	13,776,511	3,172,509	6,122,419	16,512,091	92,769,328

Net domestic and foreign currency exposure	~~W~~	(12,686)	(108,953)	765,686	573,287	3,824,626	5,041,960
Off-balance derivative exposure		3,692,999	711,180	(466,451)	(55,705)	(1,836,929)	2,045,094

Net foreign currency exposure	~~W~~	3,680,313	602,227	299,235	517,582	1,987,697	7,087,054

(d)	Liquidity risk
Liquidity risk refers to the risk of unexpected losses (such as the disposal of assets abnormal pricing, the procurement of high interest rates, etc.) or insolvency due to inconsistency in funding periods between assets and liabilities or a sudden outflow of funds.
Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity and by ensuring that it maintains an appropriate level of liquidity through systematic management. At the Group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the group-specific internal crisis, crisis in the external market and a combination of internal and external crisis. Therefore, the Group is checking the liquidity side for abnormalities in preparation for the usual crisis.
In addition, in order to
pre-emptively
and comprehensively manage liquidity risk, the Group measures and monitors liquidity risk management using various indices, including the ‘limit management index’, ‘early warning index’ and ‘monitoring index’.
Shinhan Bank applies the following basic principles for liquidity risk management:

•	Raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	Maintain risk at appropriate levels and preemptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	Secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	Monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	Conduct periodic contingency analysis in anticipation of any potential liquidity crisis and establish and implement emergency plans in case of a crisis actually happening; and

•
Consider liquidity-related costs, benefits of and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

Shinhan Card sets and operates a level that can withstand a
3-month
credit crunch for
end-of-month
liquidity. The Group defines and manages the level of caution, anxiety and risk for the real-life liquidity gap ratio, liquidity buffer ratio, and ABS weight compared to borrowings which are major indicators related to liquidity risk. A contingency plan has been established to prepare for a crisis.

The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period are as of December 31, 2021 and 2022 are as follows:

	2021(*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	24,864,116	796,046	329,809	1,151,073	108,491	1,299,438	28,548,973
Due from banks at fair value through profit or loss		34,263	—	—	—	—	—	34,263
Loans at fair value through profit or loss		170,540	628,905	117,975	49,932	563,246	167,284	1,697,882
Loans at amortized cost		32,258,357	45,442,330	57,821,874	89,630,955	129,534,255	75,571,202	430,258,973
Securities at fair value through profit or loss		51,899,638	106,637	385,952	608,957	2,024,069	5,776,840	60,802,093
Securities at fair value through other comprehensive income		60,818,846	1,204,770	91,704	634,600	1,249,183	897,270	64,896,373
Securities at amortized cost		515,883	2,542,470	1,992,334	4,273,021	18,358,433	36,658,577	64,340,718
Other financial assets		21,052,012	50,602	25,096	372,536	253,373	1,800,309	23,553,928

	~~W~~	191,613,655	50,771,760	60,764,744	96,721,074	152,091,050	122,170,920	674,133,203

Liabilities:
Deposits(*2)	~~W~~	212,378,477	36,147,003	40,879,482	59,303,450	17,046,796	2,589,696	368,344,904
Financial liabilities at fair value through profit or loss		1,371,503	—	—	—	—	—	1,371,503
Borrowings		13,159,909	3,928,317	3,643,545	5,171,542	14,168,441	3,649,507	43,721,261
Debt securities issued		4,833,061	7,033,973	7,257,291	17,537,101	41,799,782	5,334,848	83,796,056
Financial liabilities designated at fair value through profit or loss		332,597	294,931	586,682	1,298,402	4,165,201	1,346,057	8,023,870
Other financial liabilities		26,754,163	175,952	136,110	568,997	579,871	159,352	28,374,445

	~~W~~	258,829,710	47,580,176	52,503,110	83,879,492	77,760,091	13,079,460	533,632,039

Off balance(*3):
Guarantee contracts	~~W~~	16,745,707	—	—	—	—	—	16,745,707
Other liabilities related to loan commitments		193,853,866	—	—	—	—	—	193,853,866

	~~W~~	210,599,573	—	—	—	—	—	210,599,573

Derivatives	~~W~~	380,609	23,508	11,867	23,099	(363,034)	47,464	123,513

	2022(*1)
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	25,149,737	974,982	529,653	1,795,509	126,607	1,087,249	29,663,737
Due from banks at fair value through profit or loss		26,116	—	—	—	—	—	26,116
Loans at fair value through profit or loss		424,585	858,019	58,705	141,706	735,426	329,636	2,548,077
Loans at amortized cost		40,117,301	50,209,078	62,027,337	95,214,850	138,145,726	85,266,419	470,980,711
Securities at fair value through profit or loss		42,441,397	124,005	452,662	436,486	2,823,913	7,941,405	54,219,868
Securities at fair value through other comprehensive income		54,294,050	1,664,172	506,614	955,692	5,508,063	748,761	63,677,352
Securities at amortized cost		518,445	2,048,707	1,331,479	5,383,089	26,724,733	36,906,942	72,913,395
Other financial assets		17,681,452	88,720	53,740	539,107	341,421	1,793,979	20,498,419

	~~W~~	180,653,083	55,967,683	64,960,190	104,466,439	174,405,889	134,074,391	714,527,675

Liabilities:
Deposits (*2)	~~W~~	210,900,107	42,661,824	41,864,404	71,259,303	21,141,919	2,627,394	390,454,951
Financial liabilities at fair value through profit or loss		1,148,899	—	—	—	—	—	1,148,899
Borrowings		11,960,133	4,760,298	4,798,388	7,249,539	12,298,388	9,024,107	50,090,853
Debt securities issued		4,563,916	8,368,614	9,646,088	16,486,221	37,534,713	5,157,377	81,756,929
Financial liabilities designated at fair value through profit or loss		276,430	725,909	706,117	1,511,517	4,063,511	1,092,827	8,376,311
Other financial liabilities		27,579,552	233,395	133,729	287,774	1,037,741	113,667	29,385,858

	~~W~~	256,429,037	56,750,040	57,148,726	96,794,354	76,076,272	18,015,372	561,213,801

Off balance (*3):
Guarantee contracts	~~W~~	18,226,546	—	—	—	—	—	18,226,546
Other liabilities related to loan commitments		205,255,277	—	—	—	—	—	205,255,277

	~~W~~	223,481,823	—	—	—	—	—	223,481,823

Derivatives	~~W~~	(384,134)	8,916	(7,058)	(220,528)	(1,211,454)	(24,069)	(1,838,327)

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 172,107,724 million and ~~W~~ 157,446,276 million as of December 31, 2021 and 2022 are included in the ‘Less than 1 month’ category, respectively.
(*3)	Though guarantees, loan agreements, and other credit offerings provided by the Group exist, if the counterparty requests a payment, the Group should fulfill the obligation immediately.

(e)	Measurement of fair value
The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications.
If the market for a financial instrument is not active, such as OTC (Over The Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service. The Group uses its judgment to select a variety of methods and make rational assumptions that are mainly based on market conditions existing at the end of each reporting period.
The fair value of financial instruments is determined using valuation techniques; a method of using recent transactions between independent parties with reasonable judgment and willingness to trade, a method of referring to the current fair value of other financial instruments that are substantially identical, discounted cash flow model and option pricing models. For example, the fair value of an interest rate swap is calculated as the present value of the expected future cash flows, and the fair value of foreign exchange forwarding contract is calculated by applying the public forward exchange rate at the end of the reporting period.
The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2021 and 2022 are as follows:

	2021
	Level 1		Level 2	Level 3(*3)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	—	34,262	34,262
Loans at FVTPL (*1)		—	790,510	892,834	1,683,344
Securities at FVTPL:
Debt securities and other securities (*2)		7,250,389	40,396,692	10,580,066	58,227,147
Equity securities		942,433	107,416	1,325,466	2,375,315
Gold/silver deposits		83,691	—	—	83,691

		8,276,513	40,504,108	11,905,532	60,686,153

Derivative assets:
Trading		11,542	3,033,965	528,619	3,574,126
Hedging		—	225,063	—	225,063

		11,542	3,259,028	528,619	3,799,189

Securities measured at FVOCI:
Debt securities		24,951,761	38,855,158	—	63,806,919
Equity securities		257,947	48,225	725,232	1,031,404

		25,209,708	38,903,383	725,232	64,838,323

	~~W~~	33,497,763	83,457,029	14,086,479	131,041,271

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	787,767	—	—	787,767
Gold/silver deposits		581,458	—	—	581,458

		1,369,225	—	—	1,369,225

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	401,345	7,622,525	8,023,870
Derivative liabilities:
Trading		191,061	2,862,761	153,933	3,207,755
Hedging		—	196,060	182,749	378,809

		191,061	3,058,821	336,682	3,586,564

	~~W~~	1,560,286	3,460,166	7,959,207	12,979,659

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
157.9 billion. As of December 31, 2021, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets.

Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
300.2 billion and derivatives-combined securities:
~~W~~
300.2 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2021. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Securities Corp. are
~~W~~
72,980 million in financial assets at FVTPL,
~~W~~
7,622,526 million in financial liabilities designated at fair value through profit or loss,
~~W~~
527,726 million in derivative assets, and
~~W~~
153,084 million in derivative liabilities. The above level 3 over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Securities Co., Ltd.

	2022
	Level 1		Level 2	Level 3(*3)	Total
Financial assets:
Due from banks measured at FVTPL	~~W~~	—	26,116	—	26,116
Loans at FVTPL (*1)		—	957,543	1,431,637	2,389,180
Securities at FVTPL:
Debt securities and other securities (*2)		5,757,167	34,154,575	11,616,475	51,528,217
Equity securities		623,094	5,044	1,996,050	2,624,188
Gold/silver deposits		75,969	—	—	75,969

		6,456,230	34,159,619	13,612,525	54,228,374

Derivative assets:
Trading		47,550	5,586,798	529,144	6,163,492
Hedging		—	298,304	—	298,304

	47,550		5,885,102	529,144	6,461,796

Securities measured at FVOCI:
Debt securities		24,784,510	37,309,398	—	62,093,908
Equity securities		691,257	—	876,554	1,567,811

	25,475,767		37,309,398	876,554	63,661,719

	~~W~~ 31,979,547		78,337,778	16,449,860	126,767,185

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	724,104	—	—	724,104
Gold/silver deposits		422,006	—	—	422,006

	1,146,110		—	—	1,146,110

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	389,132	7,930,909	8,320,041
Debt securities issued		—	47,327	—	47,327
	—		436,459	7,930,909	8,367,368
Derivative liabilities:
Trading		248,462	5,809,597	467,522	6,525,581
Hedging		—	835,365	343,759	1,179,124

	248,462		6,644,962	811,281	7,704,705

	~~W~~ 1,394,572		7,081,421	8,742,190	17,218,183

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
133.8 billion. As of December 31, 2022, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
221.7 billion and derivatives-combined securities:

~~W~~

221.7 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2022. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Securities Corp. are
~~W~~
75,925 million in financial assets at FVTPL,
~~W~~
7,930,909 million in financial liabilities designated at fair value through profit or loss,

~~W~~

526,868 million in derivative assets, and
~~W~~
468,028 million in derivative liabilities. The above level 3 over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Securities Co., Ltd.

i-2)
Classification of financial instruments as fair value level 3
The Group uses the evaluation value from evaluators who are qualified and external independent to determine the fair value for Group’s assets at the end of each reporting period. Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	10,925,715	717,408	(8,141,504)	321,499	(102,024)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		271,065	448	(273,536)	348,046	(80,725)
Recognized in other comprehensive income (loss) for the year		38,566	24,672	(1,526)	—	—

		309,631	25,120	(275,062)	348,046	(80,725)
Purchase		4,792,810	21,440	—	4,394	—
Issue		—	—	(8,488,977)	—	—
Settlement		(3,498,968)	(38,736)	9,283,018	(299,633)	—
Reclassification (*3)		(9,641)	—	—	—	—
Transfer to level 3 (*2)		507,984	—	—	446	—
Transfer from level 3 (*2)		(194,903)	—	—	(66)	—

Ending balance	~~W~~	12,832,628	725,232	(7,622,525)	374,686	(182,749)

	2022
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	12,832,628	725,232	(7,622,525)	374,686	(182,749)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		21,694	—	633,415	(484,756)	(161,010)
Recognized in other comprehensive income (loss) for the year		(152,921)	(705)	(5,919)	—	—

		(131,227)	(705)	627,496	(484,756)	(161,010)
Purchase		5,878,937	162,937	—	190,380	—
Issue		—	—	(6,030,787)	—	—
Settlement		(3,479,624)	(10,910)	5,094,907	(18,763)	—
Transfer to level 3 (*2)		173,636	—	—	—	—
Transfer from level 3 (*2)		(230,188)	—	—	75	—

Ending balance	~~W~~	15,044,162	876,554	(7,930,909)	61,622	(343,759)

(*1)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2021 and 2022 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2021
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at fair value through profit or loss	~~W~~	619,111	322,974
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(273,536)	186,003
Net gain on securities at fair value through other comprehensive income		448	—
Net other operating expense		(80,725)	(83,669)

	~~W~~	265,298	425,308

	2022
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net loss on financial assets at fair value through profit or loss	~~W~~	(463,062)	(607,708)
Net gain on financial liabilities designated at fair value through profit or loss		633,415	762,342
Net gain on securities at fair value through other comprehensive income		—	—
Net other operating expense		(161,010)	(161,010)

	~~W~~	9,343	(6,376)

(*2)
The investment securities transferred to Level 3 as the availability of observable market data changed due to reasons such as suspension of trading, and the derivative instruments transferred to Level 3 as the availability of observable market data changed due to reasons such as changes in the valuation.

(*3)	It has been replaced by investment assets in associates.

i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2021 and 2022 are as follows:

	2021
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV	~~W~~	41,187,202	Discount rate, interest rate, stock price and etc.
Equity securities	NAV		107,416	Price of underlying assets such as stocks, bonds, etc.

			41,294,618

Derivative assets
Trading	Option model, Implied forward		3,033,965	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging	interest rate, DCF		225,063

			3,259,028

Securities at fair value through other comprehensive income
Debt securities	DCF		38,855,158	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.
Equity securities	NAV		48,225

			38,903,383

		~~W~~	83,457,029

	2021
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Liabilities
Financial liabilities designated at fair value through profit or loss
Compound financial instruments	Option model	~~W~~	401,345	Discount rate
Derivative liabilities
Trading	Option model,		2,862,761	Discount rate, foreign exchange rate, volatility, stock price and commodity
Hedging	DCF		196,060	index, etc.

		3,058,821

		~~W~~ 3,460,166

	2022
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV	~~W~~	35,138,234	Discount rate, interest rate, stock price and etc.
Equity securities	NAV		5,044	Price of underlying assets such as stocks, bonds, etc.

			35,143,278

Derivative assets
Trading	Option model, Implied forward interest rate, DCF		5,586,798	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			298,304

			5,885,102

Securities at fair value through other comprehensive income
Debt securities	DCF		37,309,398	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.

		~~W~~	78,337,778

	2022
Type of financial instrument	Valuation technique	Carrying value		Significant inputs

Liabilities
Financial liabilities designated at fair value through profit or loss
Debt securities issued	Option model	~~W~~	47,327	Discount rate, volatility
Compound financial instruments			389,132	Discount rate

			436,459

Derivative liabilities
Trading	Option model, DCF		5,809,597	Discount rate, foreign exchange rate, volatility, stock price and commodity index, etc.
Hedging			835,365

			6,644,962

		~~W~~	7,081,421

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2021 and 2022 are as follows:

	2021
Type of financial instrument	Valuation technique	Carrying value(*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model(*1)	~~W~~	11,507,162	The volatility of the underlying asset, Discount rate, Correlations and Growth rate	19.48%~72.69% 0.07%~27.30% 23.17%~58.47% 0.00%~1.00%
Equity securities	DCF, NAV, Option model(*1), Comparable company analysis		1,325,466	The volatility of the underlying asset, Discount rate, Correlations and Growth rate	16.00%~32.00% 5.45%~16.35% 0.00%~54.00% 1.00%

			12,832,628

Derivative assets
Equity and foreign exchange related	Option model(*1)		28,783	The volatility of the underlying asset and Correlations	2.29%~50.00% -5.00%~91.00%
Interest rates related	Option model(*1)		6,029	The volatility of the underlying asset, Correlations and Discount rate	0.70% 80.00%~82.00% 1.11%~1.83%
Credit and commodity related	Option model(*1)		493,807	The volatility of the underlying asset and Hazard Rate	0.70%~4.70% 5.17%~93.69%

			528,619

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model(*1), Comparable company analysis		725,232	The volatility of the underlying asset, Discount rate and Growth rate	25.49% 9.80%~22.79% 0.00%~2.00%

		~~W~~	14,086,479

	2021
Type of financial instrument	Valuation technique	Carrying value(*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities at fair value through profit or loss
Equity related	Option model(*1)	~~W~~	7,622,525	The volatility of the underlying asset, and Correlations	0.50%~94.90% -12.00%~88.00%
Derivative liabilities
Equity and foreign exchange related	Option model(*1)		13,214	The volatility of the underlying asset, and Correlations	2.29%~42.00% -5.00%~91.00%
Interest rates related	Option model(*1)		258,364	The volatility of the underlying asset, Regression coefficient, and Correlations	0.46%~0.78% 0.00%~0.54% 0.00%~90.34%
Credit and commodity related	Option model(*1)		65,104	The volatility of the underlying asset, and Hazard Rate	1.90%~94.90% 5.17%~100.79%

			336,682

		~~W~~	7,959,207

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value
is disclosed at fair value.

	2022
Type of financial instrument	Valuation technique	Carrying value(*2)	Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model(*1), Income approach	~~W~~ 13,048,112	The volatility of the underlying asset, Discount rate, Correlations, Growth rate, and Liquidation Value	0.60%~68.10% 2.92%~38.87% 15.94%~90.00%
Equity securities	DCF, NAV, Option model(*1), Comparable company analysis, Transaction case price	1,996,050	The volatility of the underlying asset, Discount rate and Correlations	20.50%~25.30% 5.59%~15.18% 11.90%~66.00%

		15,044,162

Derivative assets
Equity and foreign exchange related	Option model(*1)	54,541	The volatility of the underlying asset and Correlations	4.89%~84.40% 7.30%~72.30%
Interest rates related	Option model(*1)	51,025	The volatility of the underlying asset and Correlations	0.60%~1.10% 76.60%~78.90%
Credit and commodity related	Option model(*1)	423,578	The volatility of the underlying asset, Correlations and Hazard Rate	42.20%~55.90% 99.9% 1.20%~3.60%

		529,144

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model(*1), Comparable company analysis	876,554	The volatility of the underlying asset, Discount rate, Growth rate and Volatility	28.62% 9.08%~19.14% 0.00%~2.00% 0.56%~1.21%

		~~W~~ 16,449,860

	2022
Type of financial instrument	Valuation technique	Carrying value(*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model(*1)	~~W~~	7,930,909	The volatility of the underlying asset and Correlations	0.20%~84.40% -44.20%~86.30%
Derivative liabilities
Equity and foreign exchange related	Option model(*1)		13,841	The volatility of the underlying asset and Correlations	4.89%~84.40% -42.30%~87.60%
Interest rates related	Option model(*1)		642,123	The volatility of the underlying asset, Regression coefficient and Correlations	0.20%~1.10% 0.00%~1.46% 23.60%~90.34%
Credit and commodity related	Option model(*1)		155,317	The volatility of the underlying asset, Correlations and Hazard Rate	0.20%~45.70% 23.60%~78.90% 1.20%~2.90%

			811,281

		~~W~~	8,742,190

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value is disclosed at fair value.

i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2021 and 2022.

	2021
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period(*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	39,084	(43,072)
Derivative assets		16,893	(11,809)

Securities at fair value through other comprehensive income(*2)		38,865	(38,210)

	~~W~~	94,842	(93,091)

Financial liabilities:
Effects on profit or loss for the period(*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	45,493	(50,845)
Derivative liabilities		25,326	(23,486)

	~~W~~	70,819	(74,331)

	2022
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period(*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	62,840	(59,865)
Derivative assets		12,499	(11,465)

Securities at fair value through other comprehensive income(*2)		44,097	(32,469)

	~~W~~	119,436	(103,799)

Financial liabilities:
Effects on profit or loss for the period(*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	57,121	(60,525)
Derivative liabilities		16,388	(16,908)

	~~W~~	73,509	(77,433)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset(-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing the growth rate and discount rate, which are a significant unobservable input, from -1%p to 1%p.
ii) Financial instruments measured at amortized cost

ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying value and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying value and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Type	Measurement methods of fair value

Other financial assets and other financial liabilities	The carrying value is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.
ii-2)
The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	24,232,013	24,216,932	27,227,755	27,123,736
Loans measured at amortized cost		389,137,156	390,406,822	412,291,511	409,344,807

Securities measured at amortized cost
Government bonds		34,679,301	34,377,110	38,371,463	33,820,827
Financial institution bonds		3,423,536	3,477,834	6,530,386	6,294,481
Corporation bonds		11,827,239	11,750,467	13,069,644	11,428,463

		49,930,076	49,605,411	57,971,493	51,543,771

Other financial assets		23,238,932	23,389,209	21,896,490	22,129,807

	~~W~~	486,538,177	487,618,374	519,387,249	510,142,121

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	172,107,724	172,107,724	157,446,276	157,446,276
Time deposits		161,498,901	161,301,409	196,265,911	195,886,583
Certificate of deposit		16,576,536	16,606,894	14,921,375	14,748,736
Issued bill deposit		5,818,001	5,817,844	6,631,858	6,631,276
CMA deposits		5,246,478	5,246,478	4,634,010	4,634,010
Others		3,649,035	3,648,983	3,111,315	3,110,993

		364,896,675	364,729,332	383,010,745	382,457,874

Borrowing debts:
Call-money		1,534,611	1,534,611	1,276,301	1,276,301
Bills sold		9,032	9,019	15,057	15,006
Bonds sold under repurchase agreements		10,709,115	10,709,115	9,544,536	9,544,536
Borrowings		30,914,307	30,803,417	38,443,281	37,602,027

		43,167,065	43,056,162	49,279,175	48,437,870

Debts:
Borrowings in Korean won		69,288,982	69,081,140	63,927,063	62,059,253
Borrowings in foreign currency		10,860,381	11,076,757	13,361,720	13,051,576

		80,149,363	80,157,897	77,288,783	75,110,829

Other financial liabilities		29,880,879	29,872,186	32,099,649	31,790,397

	~~W~~	518,093,982	517,815,577	541,678,352	537,796,970

ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2021 and 2022 are as follows:

	2021
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	252,474	23,964,458	—	24,216,932
Loans measured at amortized cost		—	2,387,533	388,019,289	390,406,822
Securities measured at amortized cost:
Government bonds		23,045,322	11,331,788	—	34,377,110
Financial institution bonds		698,105	2,779,729	—	3,477,834
Corporation bonds		—	11,662,046	88,421	11,750,467

		23,743,427	25,773,563	88,421	49,605,411

Other financial assets		—	14,200,356	9,188,853	23,389,209

	~~W~~	23,995,901	66,325,910	397,296,563	487,618,374

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	172,107,724	—	172,107,724
Time deposits		—	—	161,301,409	161,301,409
Certificate of deposit		—	—	16,606,894	16,606,894
Issued bill deposit		—	—	5,817,844	5,817,844
CMA deposits		—	5,246,478	—	5,246,478
Other		—	3,553,942	95,041	3,648,983

		—	180,908,144	183,821,188	364,729,332

Borrowing debts:
Call-money		—	1,534,611	—	1,534,611
Bills sold		—	—	9,019	9,019
Bonds sold under repurchase agreements		—	—	10,709,115	10,709,115
Borrowings		—	—	30,803,417	30,803,417

		—	1,534,611	41,521,551	43,056,162

Debts:
Borrowings in won		—	38,474,804	30,606,336	69,081,140
Borrowings in foreign currency		—	7,956,414	3,120,343	11,076,757

		—	46,431,218	33,726,679	80,157,897

Other financial liabilities		—	9,413,875	20,458,311	29,872,186

	~~W~~	—	238,287,848	279,527,729	517,815,577

	2022
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	429,794	26,693,942	—	27,123,736
Loans measured at amortized cost		—	5,832,484	403,512,323	409,344,807
Securities measured at amortized cost:
Government bonds		22,668,684	11,152,143	—	33,820,827
Financial institution bonds		1,898,457	4,396,024	—	6,294,481
Corporation bonds		—	11,428,463	—	11,428,463

		24,567,141	26,976,630	—	51,543,771

Other financial assets		—	12,598,487	9,531,320	22,129,807

	~~W~~	24,996,935	72,101,543	413,043,643	510,142,121

Liabilities:
Deposit liabilities:
Demand deposits	~~W~~	—	157,446,276	—	157,446,276
Time deposits		—	—	195,886,583	195,886,583
Certificate of deposit		—	—	14,748,736	14,748,736
Issued bill deposit		—	—	6,631,276	6,631,276
CMA deposits		—	4,634,010	—	4,634,010
Other		—	3,057,789	53,204	3,110,993

		—	165,138,075	217,319,799	382,457,874

Borrowing debts:
Call-money		—	1,276,301	—	1,276,301
Bills sold		—	—	15,006	15,006
Bonds sold under repurchase agreements		—	—	9,544,536	9,544,536
Borrowings		—	19,922	37,582,105	37,602,027

		—	1,296,223	47,141,647	48,437,870

Debts:
Borrowings in won		—	31,665,994	30,393,259	62,059,253
Borrowings in foreign currency		—	9,625,410	3,426,166	13,051,576

		—	41,291,404	33,819,425	75,110,829

Other financial liabilities		—	8,921,782	22,868,615	31,790,397

	~~W~~	—	216,647,484	321,149,486	537,796,970

ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2021 and 2022, are as follows:

	2021
	Fair value(*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	23,964,458	DCF	Discount rate
Loans measured at amortized cost		2,387,533	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		25,773,563	DCF	Discount rate
Other financial assets		14,200,356	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		388,019,289	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		88,421	DCF	Discount rate
Other financial assets		9,188,853	DCF	Discount rate

	~~W~~	463,622,473

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	180,908,144	DCF	Discount rate
Borrowings		1,534,611	DCF	Discount rate
Debt securities issued		46,431,218	DCF	Discount rate
Other financial liabilities		9,413,875	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		183,821,188	DCF	Discount rate
Borrowings		41,521,551	DCF	Discount rate
Debt securities issued		33,726,679	DCF	Discount rate, Regression coefficient and Correlations
Other financial liabilities		20,458,311	DCF	Discount rate

	~~W~~	517,815,577

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value.

	2022
	Fair value(*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	26,693,942	DCF	Discount rate
Loans measured at amortized cost		5,832,484	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		26,976,630	DCF	Discount rate
Other financial assets		12,598,487	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		403,512,323	DCF	Discount rate, Credit spread and Prepayment rate
Securities measured at amortized cost		—	DCF	Discount rate
Other financial assets		9,531,320	DCF	Discount rate

	~~W~~	485,145,186

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	165,138,075	DCF	Discount rate
Borrowings		1,296,223	DCF	Discount rate
Debt securities issued		41,291,404	DCF	Discount rate
Other financial liabilities		8,921,782	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		217,319,799	DCF	Discount rate
Borrowings		47,141,647	DCF	Discount rate
Debt securities issued		33,819,425	DCF	Discount rate, Regression coefficient and Correlations
Other financial liabilities		22,868,615	DCF	Discount rate

	~~W~~	537,796,970

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value.
iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2021 and 2022, are as follows:

	2021		2022

Beginning balance	~~W~~	(292,599)	(160,525)
New transactions		(206,897)	(88,769)
Recognized in profit for the year		338,971	105,335

Ending balance	~~W~~	(160,525)	(143,959)

(f)	Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.
The carrying values of each category of financial assets and financial liabilities as of December 31, 2021 and 2022 is as follows:

	2021
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	28,453,404	—	28,453,404
Due from banks at fair value through profit or loss		34,262	—	—	—	34,262
Securities at fair value through profit or loss		60,686,153	—	—	—	60,686,153
Derivatives assets		3,574,126	—	—	225,063	3,799,189
Loans at fair value through profit or loss		1,683,344	—	—	—	1,683,344
Loans at amortized cost		—	—	389,137,156	—	389,137,156
Securities at fair value through other comprehensive income		—	64,838,323	—	—	64,838,323
Securities at amortized cost		—	—	49,930,076	—	49,930,076
Others		—	—	23,238,932	—	23,238,932

	~~W~~	65,977,885	64,838,323	490,759,568	225,063	621,800,839

	2021
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	364,896,675	—	364,896,675
Financial liabilities at fair value through profit or loss		1,369,225	—	—	—	1,369,225
Financial liabilities designated at FVTPL		—	8,023,870	—	—	8,023,870
Derivatives liabilities		3,207,755	—	—	378,809	3,586,564
Borrowings		—	—	43,167,065	—	43,167,065
Debt securities issued		—	—	80,149,363	—	80,149,363
Others		—	—	29,880,879	—	29,880,879

	~~W~~	4,576,980	8,023,870	518,093,982	378,809	531,073,641

	2022
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	29,532,235	—	29,532,235
Due from banks at fair value through profit or loss		26,116	—	—	—	26,116
Securities at fair value through profit or loss		54,228,374	—	—	—	54,228,374
Derivatives assets		6,163,492	—	—	298,304	6,461,796
Loans at fair value through profit or loss		2,389,180	—	—	—	2,389,180
Loans at amortized cost		—	—	412,291,511	—	412,291,511
Securities at fair value through other comprehensive income		—	63,661,719	—	—	63,661,719
Securities at amortized cost		—	—	57,971,493	—	57,971,493
Others		—	—	21,896,490	—	21,896,490

	~~W~~	62,807,162	63,661,719	521,691,729	298,304	648,458,914

	2022
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	383,010,745	—	383,010,745
Financial liabilities at fair value through profit or loss		1,146,110	—	—	—	1,146,110
Financial liabilities designated at FVTPL		—	8,367,368	—	—	8,367,368
Derivatives liabilities		6,525,581	—	—	1,179,124	7,704,705
Borrowings		—	—	49,279,175	—	49,279,175
Debt securities issued		—	—	77,288,783	—	77,288,783
Others		—	—	32,099,649	—	32,099,649

	~~W~~	7,671,691	8,367,368	541,678,352	1,179,124	558,896,535

(g)	Transfer of financial instruments
i) Transfers that do not qualify for derecognition
① Sale of repurchase bonds
Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2021 and 2022:

	2021		2022
Transferred asset:
Securities at FVTPL	~~W~~	9,883,335	7,461,978
Securities at FVOCI		647,541	1,325,157
Securities at amortized cost		210,490	269,724

	~~W~~	10,741,366	9,056,859

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	10,709,115	9,544,536
② Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2021 and 2022 are as follows:

	2021		2022	Borrowers
Government bonds	~~W~~	9,044,914	13,282,971	Korea Securities Finance Corp., Korea Securities Depository, etc.
Financial institutions bonds		209,594	425,179	Korea Securities Finance Corp., Korea Securities Depository, etc .
Corporation bonds		—	222,857	BNP Paribas Securities Corp.
Equity securities		8,109	44,622	CITIGROUP GLOBAL MARKETS Ltd., etc .

	~~W~~ 9,262,617		13,975,629

③ Securitization of financial assets
The Group uses the securitization of financial assets as a means of financing and to transfer risk. Generally, these securitization transactions result in the transfer of contractual cash flows to the debt securities holders issued from the financial asset portfolio. The Group recognizes debt securities issued without derecognition of assets under individual agreements, partially recognizes assets to the extent of the Group’s level of involvement in assets, or recognizes rights and obligations arising from the derecognition and transfer of assets as separate assets and liabilities. The Group derecognizes the entire asset only if it transfers contractual rights to the cash flows of financial assets or if it holds contractual rights but bears contractual obligations to pay cash flows to the other party without significant delays or reinvestment and transfers most of the risks and benefits of ownership (e.g., credit risk, interest rate risk, prepayment risk, etc.). For the years ended December 31, 2021 and 2022, the carrying value of financial assets related to securitization transactions that have neither been transferred nor derecognized are
~~W~~
11,529,634 million and
~~W~~
11,429,250 million, respectively; the carrying values of related liabilities are
~~W~~
8,284,109 million and
~~W~~
6,366,124 million, respectively.
ii) Financial instruments qualified for derecognition and continued involvement
There are no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2021, and 2022.

(h)	Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2021 and 2022 are as follows:

	2021
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	3,821,253	—	3,821,253	9,509,183	409,487	1,775,888
Other financial instruments (*1)		7,873,305	—	7,873,305
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		12,749,800	—	12,749,800	12,618,359	—	131,441
Securities loaned (*2)		2,648,248	—	2,648,248	2,648,248	—	—
Domestic exchange settlement debit (*3)		44,872,022	38,171,649	6,700,373	—	—	6,700,373
Receivables from disposal of securities (*4)		7,082,779	3,477,874	3,604,905	2,668,065	—	936,840
Insurance receivables		70,087	—	70,087	45,849	—	24,238

	~~W~~	79,117,494	41,649,523	37,467,971	27,489,704	409,487	9,568,780

Liabilities:
Derivatives (*1)(*5)	~~W~~	11,434,081	—	11,434,081	10,093,812	1,000	8,120,313
Other financial instruments (*1)		6,781,044	—	6,781,044
Bonds sold under repurchase agreements (*2)		10,709,115	—	10,709,115	10,492,779	—	216,336
Securities borrowed (*2)		787,767	—	787,767	787,767	—	—
Domestic exchange settlement pending (*3)		40,062,057	38,171,649	1,890,408	1,809,727	—	80,681
Payable from purchase of securities (*4)		7,036,630	3,477,874	3,558,756	2,668,767	—	889,989
Insurance payables		45,940	—	45,940	45,849	—	91

	~~W~~	76,856,634	41,649,523	35,207,111	25,898,701	1,000	9,307,410

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.
(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2021, the total amount of financial liabilities includes
~~W~~
8,023,870 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
717,841 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2021 is
~~W~~
445,128 million for transactions with the other party with collective offset contracts or similar arrangements.

	2022
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	6,523,848	—	6,523,848	10,950,859	473,252	2,535,392
Other financial instruments (*1)		7,435,655	—	7,435,655
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		12,991,705	—	12,991,705	12,839,843	—	151,862
Securities loaned (*2)		4,673,143	—	4,673,143	4,660,603	—	12,540
Domestic exchange settlement debit (*3)		45,282,683	39,247,867	6,034,816	—	—	6,034,816
Receivables from disposal of securities (*4)		4,933,264	2,405,878	2,527,386	1,767,831	—	759,555
Insurance receivables		145,747	—	145,747	121,315	—	24,432

	~~W~~	81,986,045	41,653,745	40,332,300	30,340,451	473,252	9,518,597

Liabilities:
Derivatives (*1),(*5)	~~W~~	15,797,823	—	15,797,823	11,222,110	1,000	10,773,043
Other financial instruments (*1)		6,198,330	—	6,198,330
Bonds sold under repurchase agreements (*2)		9,544,536	—	9,544,536	8,931,247	—	613,289
Securities borrowed (*2)		724,104	—	724,104	724,104	—	—
Domestic exchange settlement pending (*3)		41,556,442	39,247,867	2,308,575	2,231,508	—	77,067
Payable from purchase of securities (*4)		4,854,358	2,405,878	2,448,480	1,768,821	—	679,659
Insurance payables		122,083	—	122,083	121,315	—	768

	~~W~~	78,797,676	41,653,745	37,143,931	24,999,105	1,000	12,143,826

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2022, the total amount of financial liabilities includes
~~W~~
8,320,041 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
432,228 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2022 is
~~W~~
1,934,547 million for transactions with the other party with collective offset contracts or similar arrangements.

(i)	Capital risk management
The criteria for capital adequacy to be complied with by the Group are 8.0%. In addition, the minimum regulatory BIS capital ratio, which should be maintained additionally to increase the ability to absorb losses, has been raised to up to 14% as the capital regulation based on the Basel III standard is enforced from 2016. This is based on the addition of capital conservation capital (2.5%p) and domestic system-critical banks
(D-SIB)
capital (1.0%p) and economic response capital (2.5%p) to the existing lowest common equity capital ratio, and economic response capital can be charged up to 2.5%p during credit expansion period. As of December 31, 2022, the minimum regulatory BIS capital ratio to be observed is 11.5%, which is the standard for applying capital conservation capital (2.5%p),
D-SIB
capital (1.0%p), and economic response capital (0%p).
Basel III capital ratio is the concept of ‘International Agreement on the Measurement and Standards of Equity Capital’ of the Basel Bank Supervisory Commission of BIS (International Settlement Bank). It is calculated as ‘(common stock capital (after deduction of deductions) + other basic capital + supplementary capital) ÷ risk weighted assets’.
The capital of common stock can be the first to make up for the loss of the financial holding company. The capital of common stock consists of capital stock, capital reserve, retained earnings and other, which will not be redeemed until the liquidation and will be redeemed at the last during the liquidation. Other basic capital consists of capital securities that meet certain requirements as capital of permanent nature. Complementary capital is capital that can compensate for losses of financial holding companies during liquidation, and consists of capital securities, etc. that meet certain requirements. The deduction items are those held by the Group as assets or capital items, but do not contribute to the ability to absorb losses. Unless otherwise noted, it will be deducted from common stock capital.

The capital ratio of the Group based on Basel III is as of December 31, 2021 and 2022 are as follows:

	2021		2022
Capital :
Tier I common equity capital	~~W~~	35,469,554	37,287,768
Additional tier 1 capital		4,965,931	6,018,792

Tier I capital		40,435,485	43,306,560
Tier II capital		3,427,951	3,714,400

Total capital (A)	~~W~~	43,863,436	47,020,960

Total risk-weighted assets (B)	~~W~~	270,692,183	291,542,598
Capital adequacy ratio (A/B)		16.20%	16.13%
Tier I capital adequacy ratio		14.94%	14.85%
Common stock ratio		13.10%	12.79%

(*)	As of December 31, 2022, the Group has maintained an appropriate consolidated equity capital ratio according to the BIS equity capital regulation.